Fair Value of Financial Instruments - Fair Value Financial Assets and Financial Liabilities Not Measured at Fair Value on Recurring Basis (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Due from banks	₸ 37,908	₸ 30,683
Due to banks	24,474	154
Customer accounts	6,561,950	5,441,456
Debt securities issued	51,050	99,468	₸ 140,378
Subordinated debt	62,416	62,369
Level 2 | Fair Value Non Recurring
Disclosure of fair value measurement of assets [line items]
Due from banks	37,330	30,048
Due to banks	24,474	154
Customer accounts	6,515,258	5,382,189
Debt securities issued	49,838	96,666
Subordinated debt	60,645	60,895
Level 2 | Carrying Amount
Disclosure of fair value measurement of assets [line items]
Due from banks	37,908	30,683
Due to banks	24,474	154
Customer accounts	6,561,950	5,441,456
Debt securities issued	51,050	99,468
Subordinated debt	62,416	62,369
Level 3 | Fair Value Non Recurring
Disclosure of fair value measurement of assets [line items]
Loans to consumers	5,663,357	4,230,722
Level 3 | Carrying Amount
Disclosure of fair value measurement of assets [line items]
Loans to consumers	₸ 5,746,600	₸ 4,235,957